Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 104,824,400.00
Total Fee Amount	14,476.25
Total Offset Amount	0.00
Net Fee	$ 14,476.25
Offering Table N/A
Offset Table N/A	N/A